INTERIM CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) $ in Thousands	Jun. 30, 2020 USD ($) shares	Dec. 31, 2019 USD ($) shares
Statement of Financial Position [Abstract]
Allowance for doubtful accounts | $	$ 175	$ 227
Ordinary shares, shares authorized	10,000,000	10,000,000
Ordinary shares, shares issued	4,380,268	4,380,268
Ordinary shares, shares outstanding	4,380,268	4,380,268